MARKET RELATED EXPOSURE, Commercial Paper Program and Credit Facility (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 17, 2017 USD ($)
Credit facility [Abstract]
Borrowings | $		$ 51.5
Revolving Credit Facility [Member]
Credit facility [Abstract]
Credit facility, term	5 years
Credit facility, maximum amount	€ 1,000.0
Unused capacity	€ 607.0
Maturity	January 2023
Debt [Member] | Revolving Credit Facility [Member]
Credit facility [Abstract]
Borrowings	€ 0.0
Commercial Paper [Member]
Credit facility [Abstract]
Credit facility, maximum amount	1,000.0
Borrowings	393.0		€ 580.0	€ 630.0
Commercial Paper [Member] | Revolving Credit Facility [Member]
Credit facility [Abstract]
Borrowings	393.0
Letters of Credit [Member]
Credit facility [Abstract]
Credit facility, maximum amount | $					$ 1,500.0
Letters of Credit [Member] | Revolving Credit Facility [Member]
Credit facility [Abstract]
Borrowings	€ 0.0